Parent Company Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 1,446	[1]	$ (2,238)	[1]	$ 6,276	[1]
Other operating activities, net	(4,048)		1,946		3,150
Net cash provided by operating activities	64,490		82,594		129,731
Other investing activities, net	13,945		9,400		9,249
Net cash provided by (used in) investing activities	52,429		(30,347)		157,925
Net increase (decrease) in commercial paper and other short-term borrowings	(24,264)		(31,698)		(126,426)
Proceeds from Issuance of Long-term Debt	26,001		52,215		67,744
Retirement of long-term debt	(101,814)		(110,919)		(101,207)
Repayment of preferred stock	0		0		(45,000)
Proceeds from issuance of common stock	0		0		13,468
Cash dividends paid	(1,738)		(1,762)		(4,863)
Other financing activities, net	3		5		(42)
Net cash provided by (used in) financing activities	(104,696)		(65,387)		(199,568)
Net increase (decrease) in cash held at bank subsidiaries	11,675	[2]	(12,912)	[3]	88,482	[4]
Bank of America Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	1,446		(2,238)		6,276
Equity in undistributed (earnings) losses of subsidiaries	5,544		4,702		(2,076)
Other operating activities, net	6,716		(996)		4,400
Net cash provided by operating activities	13,706		1,468		8,600
Net sales of securities	8,444		5,972		3,729
Net Payments From (To) Subsidiaries	5,780		3,531		(25,437)
Other investing activities, net	(8)		2,592		(17)
Net cash provided by (used in) investing activities	14,216		12,095		(21,725)
Net increase (decrease) in commercial paper and other short-term borrowings	(13,172)		8,052		(20,673)
Proceeds from Issuance of Long-term Debt	16,047		29,275		30,347
Retirement of long-term debt	(21,742)		(27,176)		(20,180)
Proceeds from Issuance of Preferred Stock and Warrants	5,000				49,244
Repayment of preferred stock					(45,000)
Proceeds from issuance of common stock					13,468
Cash dividends paid	(1,738)		(1,762)		(4,863)
Other financing activities, net	(4,450)		3,280		4,149
Net cash provided by (used in) financing activities	(20,055)		11,669		6,492
Net increase (decrease) in cash held at bank subsidiaries	7,867		25,232		(6,633)
Cash held at bank subsidiaries at January 1	117,124		91,892		98,525
Cash held at bank subsidiaries at December 31	$ 124,991		$ 117,124		$ 91,892

[1]	There were no material intersegment revenues.
[2]	During 2011, the Corporation entered into an agreement with Assured Guaranty Ltd. and subsidiaries which resulted in non-cash increases to loans of $2.2 billion, other assets of $82 million and long-term debt of $2.3 billion.During 2011, the Corporation exchanged preferred stock, with a carrying value of $1.1 billion, for 92 million common shares valued at $522 million and senior notes valued at $360 million.During 2011, the Corporation exchanged trust preferred securities for 308 million common shares valued at $1.7 billion and senior notes valued at $2.0 billion. The trust preferred securities, and underlying junior subordinated notes and stock purchase agreements, with a carrying value of $5.2 billion, were immediately canceled.
[3]	During 2010 and 2009, the Corporation securitized $2.4 billion and $14.0 billion of residential mortgage loans into mortgage-backed securities which were retained by the Corporation. There were no residential mortgage loans securitized into mortgage-backed securities which were retained by the Corporation during 2011.During 2010, the Corporation sold First Republic Bank in a non-cash transaction that reduced assets and liabilities by $19.5 billion and $18.1 billion.
[4]	During 2009, the Corporation exchanged $14.8 billion of preferred stock by issuing approximately 1.0 billion in shares of common stock valued at $11.5 billion.During 2009, the Corporation exchanged credit card loans of $8.5 billion and the related allowance for loan and lease losses of $750 million for a $7.8 billion held-to-maturity debt security that was issued by the Corporation’s U.S. credit card securitization trust and retained by the Corporation.The acquisition-date fair values of non-cash assets acquired and liabilities assumed in the Merrill Lynch & Co., Inc. (Merrill Lynch) acquisition were $619.1 billion and $626.8 billion.Approximately 1.4 billion shares of common stock valued at approximately $20.5 billion and 376 thousand shares of preferred stock valued at approximately $8.6 billion were issued in connection with the Merrill Lynch acquisition.